UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Short Duration Fund

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 43.5%
Consumer Discretionary 2.8%
DISH DBS Corp., 7.125%, 2/1/2016		50,000	51,312
Ford Motor Credit Co., LLC, 8.0%, 12/15/2016		5,000,000	5,447,045
General Motors Co., 3.5%, 10/2/2018		380,000	392,354
General Motors Financial Co., Inc., 2.75%, 5/15/2016		25,000	25,299
Hyundai Capital America, 144A, 2.875%, 8/9/2018 (b)		7,301,000	7,473,647
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,064,068
L Brands, Inc., 6.9%, 7/15/2017		405,000	441,450
Lennar Corp., 4.125%, 12/1/2018		110,000	111,100
RCI Banque SA:
144A, 3.5%, 4/3/2018 (b)		9,000,000	9,349,434
144A, 4.6%, 4/12/2016		7,780,000	7,969,933
Viacom, Inc., 2.5%, 9/1/2018		2,800,000	2,829,173
Videotron Ltd., 9.125%, 4/15/2018		2,000	2,035

			37,156,850
Consumer Staples 1.4%
ConAgra Foods, Inc., 2.1%, 3/15/2018		503,000	498,098
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	926,521
HJ Heinz Co., 144A, 2.8%, 7/2/2020 (c)		3,890,000	3,893,026
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		2,000,000	2,175,000
Marfrig Holding Europe BV:
144A, 6.875%, 6/24/2019		2,500,000	2,381,250
144A, 11.25%, 9/20/2021		1,410,000	1,408,590
Reynolds American, Inc., 2.3%, 6/12/2018		1,840,000	1,853,756
Smithfield Foods, Inc., 7.75%, 7/1/2017		18,000	19,732
Tyson Foods, Inc., 2.65%, 8/15/2019 (b)		4,280,000	4,308,244
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	1,001,780

			18,465,997
Energy 4.4%
Afren PLC, 144A, 10.25%, 4/8/2019 *		1,000,000	440,000
Columbia Pipeline Group, Inc., 144A, 2.45%, 6/1/2018		1,300,000	1,310,039
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,963,000	4,017,491
Energy Transfer Partners LP, 4.15%, 10/1/2020		3,850,000	3,956,876
Freeport-McMoran Oil & Gas LLC, 6.5%, 11/15/2020		4,875,000	5,155,312
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		1,500,000	1,695,000
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	9,916,720
Kinder Morgan, Inc.:
7.0%, 6/15/2017		100,000	108,746
7.25%, 6/1/2018		35,000	39,473
Noble Holding International Ltd., 4.0%, 3/16/2018		1,170,000	1,197,862
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		1,700,000	1,309,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		3,000,000	2,685,000
ONEOK Partners LP:
3.2%, 9/15/2018 (b)		5,375,000	5,494,739
3.8%, 3/15/2020 (b)		4,500,000	4,595,117
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		2,500,000	2,053,750
Pride International, Inc., 6.875%, 8/15/2020		2,000,000	2,287,340
QGOG Atlantic, 144A, 5.25%, 7/30/2018 (b)		4,634,025	4,135,867
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		859,050	925,626
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		5,900,000	6,187,625
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	45,563
Zhaikmunai LLP, 144A, 7.125%, 11/13/2019		2,000,000	1,892,500

			59,449,646
Financials 22.5%
American Tower Corp., (REIT), 3.4%, 2/15/2019		7,235,000	7,403,706
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		2,000,000	2,104,000
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		3,650,000	3,659,125
Bancolombia SA, 6.125%, 7/26/2020		1,586,000	1,679,177
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		3,000,000	3,088,404
Bank of America Corp., Series L, 2.6%, 1/15/2019		10,000,000	10,108,900
Bank of Baroda, 144A, 4.875%, 7/23/2019		3,500,000	3,729,516
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,510,000
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	3,067,611
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		11,000,000	11,204,512
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		6,000,000	6,171,000
BNP Paribas SA, 2.7%, 8/20/2018		12,000,000	12,280,020
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,012,204
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,365,000	2,351,456
Charles Schwab Corp., 2.2%, 7/25/2018		3,060,000	3,104,489
Citigroup, Inc., 2.5%, 9/26/2018		7,585,000	7,670,422
Commonwealth Bank of Australia, 144A, 1.532% **, 3/31/2017		14,000,000	14,024,038
Corpbanca SA, 144A, 3.875%, 9/22/2019		750,000	760,937
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019 (b)		1,000,000	1,061,980
Credit Agricole SA, 144A, 2.125%, 4/17/2018		10,000,000	10,061,640
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		2,000,000	2,020,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,500,000	4,027,506
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,988,885
HSBC U.S.A., Inc., 2.625%, 9/24/2018		4,365,000	4,458,983
ICICI Bank Ltd., 144A, 4.8%, 5/22/2019		3,000,000	3,183,054
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019		3,080,000	3,134,276
Intercontinental Exchange, Inc., 2.5%, 10/15/2018		1,385,000	1,415,417
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		5,365,000	5,538,467
3.875%, 1/15/2019		8,500,000	8,745,072
Itau Unibanco Holding SA, 144A, 2.85%, 5/26/2018		5,000,000	4,960,000
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,185,658
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,026,195
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,191,202
Morgan Stanley, 2.5%, 1/24/2019		15,000,000	15,139,125
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	9,979,047
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,335,650
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,134,448
Navient Corp.:
3.875%, 9/10/2015		1,500,000	1,501,875
4.625%, 9/25/2017		6,000,000	6,097,500
ProLogis LP, (REIT), 2.75%, 2/15/2019		5,910,000	5,995,234
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	10,055,350
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		15,000,000	14,923,740
Skandinaviska Enskilda Banken AB, 144A, 2.375%, 3/25/2019		5,905,000	5,962,869
Societe Generale SA, 2.625%, 10/1/2018		10,000,000	10,212,290
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		715,000	728,744
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017		8,500,000	8,564,710
Svenska Handelsbanken AB, 2.5%, 1/25/2019		4,500,000	4,572,814
Swedbank AB, 144A, 2.375%, 2/27/2019		9,785,000	9,853,485
Synchrony Financial, 3.0%, 8/15/2019		1,573,000	1,584,197
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019 (b)		5,500,000	5,568,068
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		6,170,000	6,514,687

			302,651,685
Health Care 1.4%
Actavis Funding SCS, 2.35%, 3/12/2018		7,215,000	7,253,088
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		6,000,000	6,350,082
Hypermarcas SA, 144A, 6.5%, 4/20/2021		3,900,000	4,090,125
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		640,000	641,600
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		400,000	419,500

			18,754,395
Industrials 2.7%
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		4,000,000	4,376,800
CNH Industrial Capital LLC, 3.25%, 2/1/2017		130,000	129,513
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,865,857
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	508,381
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		4,606,993	5,084,969
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		9,500,000	9,969,490
Noble Group Ltd., 144A, 6.625%, 8/5/2020 (b)		2,000,000	1,989,000
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018 (b)		9,400,000	9,575,037
Union Andina de Cementos SAA, 144A, 5.875%, 10/30/2021		3,500,000	3,539,375
United Rentals North America, Inc., 7.375%, 5/15/2020		75,000	80,024

			37,118,446
Information Technology 1.4%
Hewlett-Packard Co., 2.75%, 1/14/2019		10,000,000	10,108,500
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	256,638
NXP BV, 144A, 3.5%, 9/15/2016		200,000	202,000
Seagate HDD Cayman, 3.75%, 11/15/2018		2,480,000	2,585,484
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		5,600,000	5,779,032

			18,931,654
Materials 3.4%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		3,635,000	3,654,949
AngloGold Ashanti Holdings PLC, 8.5%, 7/30/2020		7,250,000	7,975,000
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,377,223
Freeport-McMoRan, Inc., 3.1%, 3/15/2020 (b)		5,000,000	4,929,615
Glencore Funding LLC:
144A, 2.5%, 1/15/2019		6,190,000	6,120,542
144A, 3.125%, 4/29/2019 (b)		6,230,000	6,282,955
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	2,745,000
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,493,441
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,700,000	2,855,250
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		425,000	444,656
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	4,032,520
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		2,770,000	2,669,643

			46,580,794
Telecommunication Services 1.2%
AT&T, Inc., 2.45%, 6/30/2020		4,360,000	4,273,973
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	916,411
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	770,625
Telefonica Emisiones SAU, 3.192%, 4/27/2018		5,000,000	5,136,200
Verizon Communications, Inc., 3.65%, 9/14/2018		4,600,000	4,838,220
Windstream Services LLC, 7.875%, 11/1/2017		200,000	212,500

			16,147,929
Utilities 2.3%
AES Corp., 8.0%, 6/1/2020		40,000	46,200
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	7,800,792
Exelon Corp., 2.85%, 6/15/2020 (b)		2,920,000	2,936,945
FirstEnergy Corp., Series A, 2.75%, 3/15/2018 (b)		10,000,000	10,147,270
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		1,000,000	1,087,500
144A, 8.0%, 8/7/2019		4,000,000	4,610,000
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,824,958

			30,453,665

Total Corporate Bonds (Cost $582,858,827)			585,711,061
Mortgage-Backed Securities Pass-Throughs 3.7%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		3,262,894	3,391,243
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		36,789,494	38,259,427
4.5%, 4/1/2023		886,344	945,306
5.0%, 9/1/2023		782,834	854,359
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		3,361,540	3,548,263
6.0%, with various maturities from 1/15/2022 until 2/20/2039		1,031,534	1,133,312
6.5%, with various maturities from 8/20/2038 until 2/20/2039		1,064,034	1,191,843
9.5%, with various maturities from 5/15/2018 until 7/15/2020		464	520

Total Mortgage-Backed Securities Pass-Throughs (Cost $49,764,518)			49,324,273
Asset-Backed 10.9%
Automobile Receivables 2.0%
AmeriCredit Automobile Receivables Trust:
"B", Series 2012-4, 1.31%, 11/8/2017		1,500,000	1,501,638
"D", Series 2011-2, 4.0%, 5/8/2017		4,473,478	4,486,934
"D", Series 2011-1, 4.26%, 2/8/2017		4,578,202	4,581,590
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	4,041,280
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	2,006,226
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	657,470
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		3,890,000	3,909,690
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		5,185,363	5,183,161

			26,367,989
Credit Card Receivables 0.2%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		2,837,926	2,848,284
Home Equity Loans 1.4%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		289,820	294,682
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.326% **, 1/15/2037		4,189,577	3,808,522
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		3,067,204	2,096,462
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.445% **, 11/25/2036		2,761,188	2,721,944
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		82,310	82,621
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		1,400,757	1,384,592
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.555% **, 9/25/2036		2,936,470	2,891,304
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.237% **, 12/25/2034		697,378	693,649
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.13% **, 2/25/2035		4,740,577	4,727,388

			18,701,164
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		523,684	558,377
Miscellaneous 6.9%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.713% **, 7/15/2026		4,230,000	4,222,665
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.257% **, 4/17/2026		16,950,000	16,816,671
Atrium V, "A2B", Series 5A, 144A, 0.581% **, 7/20/2020		1,500,000	1,471,208
Atrium XI, "B", Series 11A, 144A, 2.394%, 10/23/2025		775,000	775,465
Carlyle Global Market Strategies CLO Ltd., "A", Series 2014-2A, 144A, 1.727% **, 5/15/2025		2,000,000	2,000,164
CIFC Funding Ltd., "A3L", Series 2006-1A, 144A, 1.045% **, 10/20/2020		2,000,000	1,981,838
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		9,662,500	9,973,835
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.157% **, 4/18/2026		2,000,000	1,998,716
Eaton Vance CDO Ltd., "B", Series 2007-9A, 144A, 0.607% **, 4/20/2019		2,000,000	1,992,860
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.528% **, 5/1/2022		4,750,000	4,557,521
Marea CLO Ltd., "CR", Series 2012-1A, 144A, 3.036% **, 10/15/2023 (c)		4,000,000	4,000,000
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.407% **, 7/17/2025		8,000,000	7,927,768
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.727% **, 7/20/2026		1,150,000	1,150,000
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.857% **, 7/17/2025		5,500,000	5,346,121
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.723%, 11/14/2026		3,000,000	2,995,824
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		93,940	93,854
Race Point CLO Ltd., "B", Series 2006-3, 144A, 0.655% **, 4/15/2020		2,000,000	1,992,314
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.761% **, 4/20/2027		1,500,000	1,500,717
Venture V CDO Ltd., "A2", Series 2005-1A, 144A, 0.712% **, 11/22/2018		2,012,804	2,009,674
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.753% **, 4/15/2026		10,000,000	9,999,970
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.707% **, 7/17/2026		6,950,000	6,951,056
"A1", Series 2015-1A, 144A, 1.755% **, 4/18/2027		3,015,000	3,014,759

			92,773,000
Student Loans 0.4%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.027% **, 7/25/2039		5,500,000	5,353,370

Total Asset-Backed (Cost $145,920,697)			146,602,184
Commercial Mortgage-Backed Securities 7.4%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.843% **, 7/10/2044		6,250,000	6,410,500
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045		1,082,662	1,082,032
"A5B", Series 2005-4, 4.997%, 7/10/2045		1,000,000	999,425
BBCMS Trust, "A", Series 2015-RRI, 144A, 1.336% **, 5/15/2032		2,000,000	2,001,001
Bear Stearns Commercial Mortgage Securities:
"A4A", Series 2005-PWR9, 4.871%, 9/11/2042		603,306	602,829
"A4", Series 2005-PW10, 5.405%, 12/11/2040		5,351,030	5,381,777
CD Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.202% **, 7/15/2044		2,161,526	2,163,227
"A5", Series 2006-CD3, 5.617%, 10/15/2048		904,084	937,399
"AMA", Series 2007-CD5, 6.124% **, 11/15/2044		845,000	917,768
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,570,000	1,597,962
Citigroup Commercial Mortgage Trust:
"B", Series 2014-388G, 144A, 1.236% **, 6/15/2033		650,000	645,286
"AM", Series 2006-C5, 5.462%, 10/15/2049		4,033,000	4,225,765
"AM", Series 2006-C4, 5.775% **, 3/15/2049		3,250,000	3,365,359
Credit Suisse Commercial Mortgage Trust:
"A1A", Series 2007-C1, 5.361%, 2/15/2040		5,394,582	5,639,308
"AM", Series 2006-C4, 5.509%, 9/15/2039		4,000,000	4,172,416
Credit Suisse First Boston Mortgage Securities Corp., "B", Series 2005-C5, 5.1%, 8/15/2038		3,500,000	3,513,426
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.186% **, 3/15/2018		1,770,000	1,770,531
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		937,782	938,468
GS Mortgage Securities Trust:
"A4", Series 2006-GG6, 5.553%, 4/10/2038		3,175,000	3,196,667
"AM", Series 2006-GG6, 5.553% **, 4/10/2038		2,000,000	2,033,346
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.085% **, 11/5/2030		3,409,709	3,409,709
"AFX", Series 2013-HLT, 144A, 2.662%, 11/5/2030		1,315,000	1,306,677
"DFL", Series 2013-HLF, 144A, 2.934% **, 11/5/2030		2,059,622	2,059,622
"CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030		100,000	100,657
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		3,500,000	3,498,404
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		4,267,500	4,270,218
"A4", Series 2005-CB13, 5.242% **, 1/12/2043		438,025	438,665
"A4", Series 2006-CB14, 5.481%, 12/12/2044		5,235,849	5,285,076
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		690,759	733,146
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		500,000	528,440
LB-UBS Commercial Mortgage Trust:
"AM", Series 2005-C5, 5.017%, 9/15/2040		5,754,061	5,757,479
"AM", Series 2006-C1, 5.217%, 2/15/2031		1,310,000	1,329,177
Morgan Stanley Capital I Trust:
"A4FL", Series 2006-HQ9, 0.336% **, 7/12/2044		567,914	565,303
"A4B", Series 2005-IQ10, 5.284% **, 9/15/2042		9,380,000	9,374,813
Morgan Stanley Re-REMIC Trust, "A4B", Series 2009-GG10, 144A, 5.795% **, 8/12/2045		1,850,000	1,970,855
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.284% **, 12/15/2044		5,799,224	5,806,433
"A2", Series 2007-C32, 5.71% **, 6/15/2049		1,195,490	1,196,865
"AM", Series 2006-C27, 5.795%, 7/15/2045		665,000	693,050

Total Commercial Mortgage-Backed Securities (Cost $102,325,389)			99,919,081
Collateralized Mortgage Obligations 8.0%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		990,643	1,028,701
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.706% **, 10/20/2032		75,711	76,573
"2A3", Series 2005-J, 2.712% **, 11/25/2035		586,545	539,105
"2A8", Series 2003-J, 2.829% **, 11/25/2033		917,402	916,935
"A15", Series 2006-2, 6.0%, 7/25/2046		40,144	37,944
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.171% **, 1/25/2034		995,945	968,175
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		692,822	721,552
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		1,977,988	2,013,277
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2015-C02, 1.335% **, 5/25/2025		4,227,519	4,204,805
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.737% **, 2/25/2048		621,106	621,301
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 2.031% **, 2/15/2038		1,175,237	1,108,458
"PG", Series 3910, 3.5%, 12/15/2040		4,997,573	5,176,920
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		6,295,612	1,227,818
"LG", Series 4281, 4.0%, 1/15/2043		12,188,140	13,131,107
"CE", Series 4281, 4.0%, 7/15/2043		13,808,430	14,853,925
"CV", Series 4335, 4.25%, 9/15/2043		10,275,763	10,408,134
"BT", Series 2448, 6.0%, 5/15/2017		173	176
"SP", Series 4047, Interest Only, 6.465% ***, 12/15/2037		9,065,733	1,483,232
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		14,095,862	2,083,023
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		109,981	1,233
"DE", Series 2014-18, 4.0%, 8/25/2042		11,849,430	12,602,985
"9", Series 406, Interest Only, 4.5%, 2/25/2041		6,596,066	1,463,502
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		5,370,680	1,249,003
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		6,822,328	1,418,889
"1A6", Series 2007-W8, 6.449% **, 9/25/2037		1,911,859	2,099,046
"Z", Series G92-61, 7.0%, 10/25/2022		274,152	307,003
Freddie Mac Structured Agency Credit Risk Debt Notes, "M1", Series 2015-DNA2, 1.337%, 12/25/2027		4,500,000	4,497,985
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		9,871,148	1,745,890
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		13,900,852	2,824,978
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		6,246,594	1,251,663
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		7,435,055	1,265,271
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		4,511,637	916,833
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		1,331,799	205,932
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.5% **, 8/25/2035		2,318,576	2,319,571
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.387% **, 5/25/2047		4,143,244	4,021,291
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		223,418	225,352
"3A2", Series 2003-1, 5.0%, 2/25/2018		301,318	307,049
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.128% **, 6/25/2036		634,596	631,771
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		5,190	4,780
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		412,699	419,824
"A1", Series 2003-QS18, 5.0%, 9/25/2018		1,131,007	1,150,181
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		936,054	870,989
"A3", Series 2004-SL3, 7.5%, 12/25/2031		615,658	640,624
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		2,831,438	2,877,146
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		401,536	410,836
"A9", Series 2003-S9, 5.25%, 10/25/2033		1,058,583	1,091,956
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		814,028	825,409

Total Collateralized Mortgage Obligations (Cost $106,095,088)			108,248,153
Government & Agency Obligations 19.5%
Other Government Related (d) 1.0%
Korea Development Bank, 2.875%, 8/22/2018		5,000,000	5,147,000
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		3,000,000	2,901,000
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,013,250
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	1,905,000
Vimpel Communications, 144A, 7.748%, 2/2/2021		1,000,000	1,003,750
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,500,000	1,455,000

			13,425,000
Sovereign Bonds 1.0%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,369,274
Republic of Ecuador, 144A, 9.375%, 12/15/2015		2,500,000	2,481,250
Republic of Slovenia, 144A, 4.75%, 5/10/2018		5,400,000	5,737,954

			13,588,478
U.S. Government Sponsored Agency 1.0%
Federal Home Loan Bank, 1.0%, 6/21/2017		14,220,000	14,293,660
U.S. Treasury Obligations 16.5%
U.S. Treasury Bills:
0.06% ****, 8/13/2015 (e)		992,000	992,000
0.07% ****, 12/3/2015 (e)		1,598,000	1,597,707
U.S. Treasury Notes:
0.5%, 2/28/2017		60,000,000	59,962,500
0.75%, 3/31/2018		10,000,000	9,949,220
0.875%, 12/31/2016		21,000,000	21,123,039
0.875%, 1/31/2017		27,550,000	27,702,820
0.875%, 6/15/2017		65,000,000	65,294,515
1.0%, 8/31/2016 (f)		25,000,000	25,179,700
1.0%, 9/30/2016		10,000,000	10,075,780

			221,877,281

Total Government & Agency Obligations (Cost $262,262,724)			263,184,419
Loan Participations and Assignments 4.2%
Senior Loans **
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.75%, 12/10/2021		628,667	628,972
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021		248,747	247,970
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		496,259	498,835
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020		500,000	390,940
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		495,000	494,559
Amneal Pharmaceuticals LLC, Term Loan, 4.505%, 11/1/2019		742,172	744,821
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	390,000
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		491,206	483,020
Aristrocrat Leisure Limited, Term Loan B, 4.75%, 10/20/2021		500,000	502,855
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		731,636	738,038
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		941,824	945,290
Autoparts Holdings Ltd., First Lien Term Loan, 7.0%, 7/29/2017		912,525	877,452
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020		960,941	931,425
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020		720,039	724,838
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		989,975	985,178
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		498,731	480,809
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		485,507	480,531
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		750,000	744,750
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		738,366	741,796
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 1.5%, 4/18/2016 *		596,781	2,990
Letter of Credit, LIBOR plus 4.25%, 4/21/2016 *		118,510	594
CPG International, Inc., Term Loan, 4.75%, 9/30/2020		491,250	488,487
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020		492,500	468,491
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020		973,196	974,933
Delta 2 (LUX) SARL, Term Loan B3, 4.75%, 7/30/2021		1,000,000	995,625
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		712,677	584,986
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	496,753
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019		487,500	457,794
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		491,250	467,149
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		977,444	909,023
First Data Corp., Term Loan, 4.187%, 3/24/2021		152,818	153,375
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		736,889	709,948
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		436,364	351,273
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		402,520	394,470
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		492,500	494,347
Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/2021		495,000	450,450
Hanson Building Products Ltd., Second Lien Term Loan, 10.5%, 2/12/2023		500,000	492,500
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019		500,000	503,360
Hertz Corp., Term Loan B, 4.0%, 3/11/2018		497,449	498,188
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021		248,747	238,797
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020		491,281	488,366
Hubbard Radio LLC, Term Loan B, 4.25%, 5/15/2020		493,055	493,210
IG Investment Holdings LLC, First Lien Term Loan, 6.0%, 10/31/2019		975,000	972,562
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		397,711	397,124
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		495,000	489,894
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		493,769	495,620
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		480,496	448,063
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		491,250	491,456
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/2021		244,397	245,543
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		745,619	749,813
Koppers Holdings, Inc., Term Loan, 3.534%, 8/15/2019		500,000	466,875
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		493,750	474,000
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		982,326	984,777
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		500,000	497,240
Term Loan, 4.0%, 8/1/2019		500,000	500,782
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		493,750	485,727
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 3/17/2022		500,000	500,625
MacDermid, Inc., First Lien Term Loan, 4.5%, 6/7/2020		992,405	996,305
Mohegan Tribal Gaming Authority, Term Loan A, 4.532%, 6/15/2018		456,250	453,684
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		244,959	233,936
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		437,199	438,292
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		493,762	487,386
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020		500,000	497,190
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018		483,750	480,424
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019		246,203	217,889
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		492,500	492,414
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		455,696	454,272
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	236,875
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		246,250	242,146
Par Pharmaceutical Companies, Inc., Term Loan B3, 4.25%, 9/30/2019		497,500	497,997
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		496,241	472,255
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		491,250	414,261
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		495,000	493,557
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		493,750	491,281
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	473,460
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		496,250	496,870
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020		409,615	409,046
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018		1,432,913	1,439,634
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		495,000	492,448
Sabre, Inc., Term Loan, 4.0%, 2/19/2019		491,250	491,712
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		497,500	495,013
SBA Senior Finance II LLC, Term Loan B, 3.25%, 6/1/2022		750,000	742,972
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		467,281	469,910
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019		483,336	484,112
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021		498,741	459,258
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020		114,464	102,255
Term Loan B, 4.25%, 12/16/2020		822,847	735,078
Term Loan M, 4.25%, 12/16/2020		42,689	38,135
Signode Industrial Group U.S., Inc., Term Loan B, 3.75%, 5/1/2021		197,222	195,250
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		993,741	968,485
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		695,000	695,869
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		491,206	489,568
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		497,500	502,475
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		479,393	481,191
Tank Holding Corp., Term Loan, 5.25%, 3/16/2022		390,194	391,739
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		399,163	400,061
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021		500,000	504,790
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020		248,127	233,239
Transdigm, Inc., Term Loan E, 3.5%, 5/14/2022		997,620	985,978
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		497,462	498,877
United Site Services, Inc.:
Term Delay Draw, 5.516%, 8/5/2016		35,542	35,630
Term Loan B, 5.75%, 8/5/2021		202,435	202,941
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		961,060	944,842
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022		500,000	502,187
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		498,750	500,777
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		990,000	994,123
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021		486,258	482,947

Total Loan Participations and Assignments (Cost $57,881,079)			56,288,325
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $63,052)		63,145	115,398

		Shares	Value ($)
Common Stock 0.0%
Materials
GEO Specialty Chemicals, Inc.* (Cost $58)		5,825	4,087
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 0.16% (g) (h) (Cost $35,723,918)		35,723,918	35,723,918
Cash Equivalents 2.9%
Central Cash Management Fund, 0.09% (g) (Cost $39,674,762)		39,674,762	39,674,762

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,382,570,112) †		102.8	1,384,795,661
Other Assets and Liabilities, Net		(2.8)	(37,251,772)

Net Assets		100.0	1,347,543,889

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	USD	1,000,000	1,138,750	440,000
Coach America Holdings, Inc.*	LIBOR Plus 1.5%	4/18/2016	USD	596,781	596,781	2,990
Coach America Holdings, Inc.*	LIBOR Plus 4.25%	4/21/2016	USD	118,510	118,510	594
					1,854,041	443,584

*	Non‐income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

***	These securities are shown at their current rate as of June 30, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,386,973,051.  At June 30, 2015, net unrealized depreciation for all securities based on tax cost was $2,177,390.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,918,966 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,096,356.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $34,543,688, which is 2.6% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2015, the Fund had an unfunded loan commitment of $10,810, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

United Site Services, Inc., Term Delay Draw, 8/5/2016	10,810	10,866	56

At June 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

2 Year U.S. Treasury Note	USD	9/30/2015	1,200	262,725,000	391,397

At June 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	9/30/2015	56	6,678,438	6,450

At June 30, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/17/2014 6/17/2017	370,000,000	Fixed — 1.32%	Floating — 3-Month LIBOR	(3,184,035)	(3,184,035)
6/17/2014 6/17/2019	510,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(9,529,554)	(9,529,554)
8/21/2014 4/12/2019	52,000,000	Floating — 3-Month LIBOR	Fixed — 1.315%	(180,272)	452,228
9/16/2015 9/16/2017	625,600,000	Floating — 3-Month LIBOR	Fixed — 1.0%	(590,191)	349,493
Total net unrealized depreciation				(11,911,868)

LIBOR: London Interbank Offered Rate; 3‐Month LIBOR rate at June 30, 2015 is 0.28%.
As of June 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

SEK	111,901,379	EUR	12,150,000	7/9/2015	46,252	Societe Generale
SEK	111,879,387	EUR	12,150,000	7/9/2015	48,906	Morgan Stanley
AUD	13,421,025	GBP	6,750,000	7/9/2015	255,673	Morgan Stanley
AUD	13,420,755	GBP	6,750,000	7/9/2015	255,881	Commonwealth Bank of Australia
KRW	15,565,675,000	JPY	1,730,000,000	7/9/2015	185,526	Australia & New Zealand Banking Group Ltd.
KRW	15,565,502,000	JPY	1,730,000,000	7/9/2015	185,681	Nomura International PLC
USD	34,030,141	JPY	4,270,000,000	7/9/2015	863,447	Barclays Bank PLC
JPY	1,730,000,000	KRW	15,798,360,000	7/9/2015	23,032	Nomura International PLC
JPY	1,730,000,000	KRW	15,797,495,000	7/9/2015	22,257	Australia & New Zealand Banking Group Ltd.
SEK	109,714,500	NOK	105,000,000	7/9/2015	152,282	Crédit Agricole CIB
SEK	110,062,995	NOK	105,000,000	7/9/2015	110,237	Morgan Stanley
EUR	18,500,000	USD	20,903,391	7/9/2015	276,075	BNP Paribas SA
NZD	14,200,000	USD	9,938,580	7/9/2015	323,745	Macquarie Bank Ltd.
NZD	6,300,000	USD	4,371,665	7/9/2015	105,928	National Australia Bank Ltd.
Total unrealized appreciation					2,854,922

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	17,400,000	USD	13,917,996	7/9/2015	(11,413)	Morgan Stanley
CAD	17,400,000	USD	13,920,000	7/9/2015	(9,409)	Macquarie Bank Ltd.
GBP	13,100,000	USD	20,452,637	7/9/2015	(129,393)	Morgan Stanley
JPY	4,270,000,000	USD	34,765,880	7/9/2015	(127,707)	Nomura International PLC
GBP	2,537,500	USD	3,744,424	7/13/2015	(242,248)	Barclays Bank PLC
Total unrealized depreciation					(520,170)

Currency Abbreviations

AUD	Australian Dollar	KRW	South Korean Won
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
JPY	Japanese Yen	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$585,711,061	$—	$585,711,061
Mortgage-Backed Securities Pass-Throughs	—	49,324,273	—	49,324,273
Asset-Backed	—	142,602,184	4,000,000	146,602,184
Commercial Mortgage-Backed Securities	—	99,919,081	—	99,919,081
Collateralized Mortgage Obligations	—	108,248,153	—	108,248,153
Government & Agency Obligations	—	263,184,419	—	263,184,419
Loan Participations and Assignments	—	53,220,816	3,067,509	56,288,325
Convertible Bond	—	—	115,398	115,398
Common Stock	—	—	4,087	4,087
Short-Term Investments (i)	75,398,680	—	—	75,398,680
Unfunded Loan Commitment	—	56	—	56
Derivatives (j)
Futures Contracts	$397,847	$—	$—	$397,847
Interest Rate Swap Contracts	—	801,721	—	801,721
Forward Foreign Currency Exchange Contracts	—	2,854,922	—	2,854,922

Total	$75,796,527	$1,305,866,686	$7,186,994	$1,388,850,207

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Interest Rate Swap Contracts	$—	$(12,713,589)	$—	$(12,713,589)
Forward Foreign Currency Exchange Contracts	—	(520,170)	—	(520,170)

Total	$—	$(13,233,759)	$—	$(13,233,759)

During the period ended June 30, 2015, the amount of transfers between Level 2 and Level 3 was $1,472,094. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended June 30, 2015, the amount of transfers between Level 3 and Level 2 was $8,605,209. The investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$—	$—	$2,334,752
Interest Rate Contracts	$397,847	$(11,911,868)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015